Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Undistributed earnings of non-Canadian subsidiaries	$ 12,100	$ 10,900
Deferred tax asset	1,204	1,176
Deferred tax benefit	(231)	(1,395)
Assets owned by foreign subsidiary [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		1,200
Deferred tax benefit	$ (138)	$ (1,200)